UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-00042

Deutsche DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2021

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2021
Semiannual Report
to Shareholders
DWS Floating Rate Fund

Contents
4	Letter to Shareholders
5	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
28	Statement of Assets and Liabilities
30	Statement of Operations
31	Statements of Changes in Net Assets
32	Financial Highlights
37	Notes to Financial Statements
48	Information About Your Fund’s Expenses
50	Advisory Agreement Board Considerations and Fee Evaluation
55	Account Management Resources
57	Privacy Statement
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED    NO BANK GUARANTEE    MAY LOSE VALUE
NOT A DEPOSIT    NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
2	|	DWS Floating Rate Fund

Bond and loan investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. As interest rates change, issuers of higher (or lower) interest debt obligations may pay off the debts earlier (or later) than expected causing the Fund to reinvest proceeds at lower yields (or be tied up in lower interest debt obligations). Floating rate loans tend to be rated below investment grade. Investments in lower-quality (“junk bonds” ) and non-rated securities present greater risk of loss than investments in higher-quality securities. In certain situations, it may be difficult or impossible to sell an investment at an acceptable price. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. The Fund may lend securities to approved institutions. Please read the prospectus for details.
War, terrorism, economic uncertainty, trade disputes, public health crises (including the ongoing pandemic spread of the novel coronavirus) and related geopolitical events could lead to increased market volatility, disruption to U.S. and world economies and markets and may have significant adverse effects on the Fund and its investments.
DWS Floating Rate Fund	|	3

Letter to Shareholders
Dear Shareholder:
The economic outlook remains moderately positive overall, buoyed by good corporate earnings and continued support from central banks. While the U.S. and Asia are acting as growth engines, there is still some uncertainty whether the current momentum is sustainable.
Inflation came back into focus sooner than expected as a result of the combination of the growth upswing, stimulus packages, expansive central banks, and sharply rising oil prices. These circumstances may, to a great extent, prove to be a temporary phenomenon driven by one-time, pandemic-related effects. For example, the massive underutilization of productive capacity and labor in 2020 depressed prices last year. Normalization of commodity prices alone is providing a significant base effect. We expect to see inflation begin to decline in 2022, as economic activity returns to a more typical level.
Our CIO office believes the U.S. Federal Reserve will likely stop asset purchases by the end of the first quarter of 2022. We believe this step is an attempt to manage inflation expectations and it will likely be followed by a series of rate hikes beginning in 2022.
The scope and pace of recovery is likely to remain uneven among regions, asset classes and investment sectors. We believe that this underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds.
Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,
Hepsen Uzcan President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.
4	|	DWS Floating Rate Fund

Performance Summary	November 30, 2021 (Unaudited)
Class A	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	0.81%	4.13%	2.73%	2.79%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–1.96%	1.27%	2.16%	2.51%
S&P ®/LSTA Leveraged Loan Index†	1.59%	5.94%	4.38%	4.68%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		6.33%	2.91%	3.02%
Adjusted for the Maximum Sales Charge (max 2.75% load)		3.40%	2.34%	2.74%
S&P ®/LSTA Leveraged Loan Index†		8.40%	4.58%	4.91%
Class C	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
Unadjusted for Sales Charge	0.43%	3.21%	1.94%	2.02%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–0.56%	3.21%	1.94%	2.02%
S&P ®/LSTA Leveraged Loan Index†	1.59%	5.94%	4.38%	4.68%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
Unadjusted for Sales Charge		5.51%	2.17%	2.27%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		5.51%	2.17%	2.27%
S&P ®/LSTA Leveraged Loan Index†		8.40%	4.58%	4.91%
Class R6	6-Month ‡	1-Year	5-Year	Life of Class*
Average Annual Total Returns as of 11/30/21
No Sales Charges	1.06%	4.39%	2.99%	2.07%
S&P ®/LSTA Leveraged Loan Index†	1.59%	5.94%	4.38%	4.09%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		6.59%	3.20%	2.13%
S&P ®/LSTA Leveraged Loan Index†		8.40%	4.58%	4.18%
Class S	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	0.89%	4.15%	2.88%	2.95%
S&P ®/LSTA Leveraged Loan Index†	1.59%	5.94%	4.38%	4.68%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		6.48%	3.09%	3.19%
S&P ®/LSTA Leveraged Loan Index†		8.40%	4.58%	4.91%
DWS Floating Rate Fund	|	5

Institutional Class	6-Month ‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/21
No Sales Charges	1.06%	4.39%	2.99%	3.06%
S&P ®/LSTA Leveraged Loan Index†	1.59%	5.94%	4.38%	4.68%
Average Annual Total Returns as of 9/30/21 (most recent calendar quarter end)
No Sales Charges		6.59%	3.17%	3.29%
S&P ®/LSTA Leveraged Loan Index†		8.40%	4.58%	4.91%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2021 are 1.26%, 2.03%, 1.11%, 1.09% and 0.93% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.
6	|	DWS Floating Rate Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
*	Class R6 shares commenced operations on October 1, 2014.
†	The Standard & Poor’s and the Loan Syndications and Trading Association’s (S&P/LSTA) Leveraged Loan Index is an unmanaged, market-value weighted total return index that tracks outstanding balance and current spread over LIBOR for fully funded loan terms.
‡	Total returns shown for periods less than one year are not annualized.
	Class A	Class C	Class R6	Class S	Institutional Class
Net Asset Value
11/30/21	$7.89	$7.93	$7.89	$7.88	$7.89
5/31/21	$7.95	$7.99	$7.94	$7.94	$7.95
Distribution Information as of 11/30/21
Income Dividends, Six Months	$ .12	$ .09	$ .13	$ .13	$ .13
DWS Floating Rate Fund	|	7

Portfolio Management Team
Gary Russell, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2017.
—
Joined DWS in 1996. Served as the Head of the High Yield group in Europe and as an Emerging Markets Portfolio Manager.
—
Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.
—
Co-Head of US Credit — Head of US High Yield Bonds and Loans: New York.
—
BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.
Lonnie Fox, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—
Joined DWS in 2004. Prior to his current role, he worked as a high yield credit analyst. Prior to joining, he served as a business analyst at Deloitte Consulting.
—
Portfolio Manager for High Yield Strategies: New York.
—
BS, Cornell University; MBA in Finance and Strategy, New York University, Stern School of Business.
Thomas R. Bouchard, Senior Portfolio Manager & Team Lead Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2019.
—
Joined DWS in 2006. Prior to joining, he served as a High Yield Investment Analyst at Flagship Capital Management. He also served as an officer in the US Army from 1989 to 1997.
—
Portfolio Manager for High Yield Strategies: New York.
—
BS, University of Wisconsin — Madison; MBA in Finance, Boston College; MA in Strategic Studies from US Army War College.
8	|	DWS Floating Rate Fund

Portfolio Summary	(Unaudited)
Asset Allocation (As a % of Net Assets)	11/30/21	5/31/21
Loan Participations and Assignments	89%	89%
Exchange-Traded Funds	4%	5%
Corporate Bonds	3%	4%
Cash Equivalents and Other Assets and Liabilities, Net	3%	1%
Mutual Funds	1%	1%
Common Stocks	0%	0%
Warrants	0%	0%
	100%	100%
Sector Diversification (As a % of Loan Participations and Assignments, Corporate Bonds, Common Stocks and Warrants)	11/30/21	5/31/21
Industrials	21%	21%
Consumer Discretionary	16%	15%
Communication Services	13%	14%
Information Technology	12%	11%
Materials	10%	10%
Health Care	9%	9%
Financials	7%	9%
Consumer Staples	6%	6%
Utilities	3%	4%
Energy	3%	1%
Real Estate	0%	0%
	100%	100%
Quality (As a % of Investment Portfolio excluding Common Stocks, Warrants, Mutual Funds, Exchange-Traded Funds and Cash Equivalents)	11/30/21	5/31/21
BBB	2%	1%
BB	20%	14%
B	66%	75%
Below B	5%	4%
Not Rated	7%	6%
	100%	100%
Credit quality represents the rating of S&P Global Ratings (“S&P” ) and is their opinion as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 55 for contact information.
DWS Floating Rate Fund	|	9

Investment Portfolio	as of November 30, 2021 (Unaudited)
	Principal Amount ($)	Value ($)
Loan Participations and Assignments 88.7%
Senior Loans (a)
Communication Services 10.3%
Altice Financing SA, First Lien Term Loan, 3-month USD-LIBOR + 2.75%, 2.874%, 1/31/2026	789,517	775,065
Altice France SA:
Term Loan B12, 3-month USD-LIBOR + 3.688%, 3.811%, 1/31/2026	491,049	487,120
Term Loan B13, 2-month USD-LIBOR + 4.0%, 4.118%, 8/14/2026	492,386	489,432
Avaya, Inc., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.339%, 12/15/2027	681,567	681,448
CCI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/17/2027	427,850	427,529
Clear Channel Outdoor Holdings, Inc., Term Loan B, 2-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.601% - 3.629%, 8/21/2026	1,092,700	1,070,923
Crown Subsea Communications Holding, Inc., Term Loan, 1-month USD-LIBOR + 5.0%, 5.75%, 4/27/2027	705,205	710,495
CSC Holdings LLC:
Term Loan B1, 1-month USD-LIBOR + 2.25%, 2.339%, 7/17/2025	456,631	448,640
Term Loan, 1-month USD-LIBOR + 2.25%, 2.339%, 1/15/2026	293,955	288,603
Cumulus Media New Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 3/31/2026	75,679	75,538
Cyxtera DC Holdings, Inc., Term Loan B, 6-month USD-LIBOR + 3.0%, 4.0%, 5/1/2024	250,339	249,400
Diamond Sports Group LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.35%, 8/24/2026	231,691	98,845
Eagle Broadband Investments LLC, Term Loan, 3-month USD-LIBOR + 3.0%, 3.75%, 11/12/2027	215,042	214,640
Entercom Media Corp., Term Loan, 1-month USD-LIBOR + 2.5%, 2.587%, 11/18/2024	331,047	327,323
iHeartCommunications, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 5/1/2026	440,000	437,936
Intelsat Jackson Holdings SA, Term Loan B3, Prime Rate + 4.75%, 5.75%, 11/27/2023	1,500,000	1,507,148
MetroNet Systems Holdings LLC, First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 5/26/2028	438,900	438,900
NEP/NCP Holdco, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.25%, 3.34%, 10/20/2025	773,138	758,641
The accompanying notes are an integral part of the financial statements.
10	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Northwest Fiber LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3.839%, 4/30/2027	378,100	376,327
Numericable Group SA, Term Loan B11, 3-month USD-LIBOR + 2.75%, 2.879%, 7/31/2025	2,063,563	2,027,193
Sorenson Communications LLC, Term Loan, 3-month USD-LIBOR + 5.5%, 6.25%, 3/17/2026	200,308	201,091
Telesat Canada, Term Loan B5, 2-month USD-LIBOR + 2.75%, 2.9%, 12/7/2026	230,105	210,909
Uber Technologies, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.59%, 2/25/2027	294,042	293,470
Univision Communications, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 3/15/2026	1,718,954	1,717,346
Virgin Media Bristol LLC, Term Loan N, 1-month USD-LIBOR + 2.5%, 2.589%, 1/31/2028	412,877	407,974
Xplornet Communications, Inc.:
Term Loan, 1-month USD-LIBOR + 4.0%, 4.5%, 10/2/2028	700,000	697,988
Second Lien Term Loan, 1-month USD-LIBOR + 7.0%, 7.5%, 10/1/2029	50,000	50,375
Zayo Group Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.0%, 3.09%, 3/9/2027	537,159	526,223
		15,996,522
Consumer Discretionary 13.6%
1011778 B.C. Unlimited Liability Co., Term Loan B4, 1-month USD-LIBOR + 1.75%, 1.84%, 11/19/2026	457,342	447,814
Adient U.S. LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.59%, 4/8/2028	197,006	196,795
Aimbridge Acquisition Co., Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.84%, 2/2/2026	349,491	341,628
American Trailer World Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 3/3/2028	433,912	430,298
Aristocrat Leisure Ltd., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/19/2024	836,865	837,300
Bright Bidco B.V., Term Loan B, 6/30/2024 (b)	199,480	154,323
Caesars Resort Collection LLC, First Lien Term Loan B, 1-month USD-LIBOR + 2.75%, 2.84%, 12/23/2024	1,548,422	1,535,067
Carnival Corporation, Term Loan B, 6-month USD-LIBOR + 3.25%, 4.0%, 10/18/2028	500,000	493,125
Clarios Global LP, Term Loan B, 1-month USD-LIBOR + 3.25%, 3.341%, 4/30/2026	1,101,531	1,089,596
CNT Holdings I Corp, Term Loan, 6-month USD-LIBOR + 3.75%, 4.5%, 11/8/2027	428,403	428,174
Crown Finance U.S., Inc.:
Term Loan, 6-month USD-LIBOR + 2.5%, 3.5%, 2/28/2025	987,348	802,334
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	11

	Principal Amount ($)	Value ($)
Term Loan, 6-month USD-LIBOR + 2.75%, 3.75%, 9/30/2026	294,743	236,374
CWGS Group LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.25%, 6/3/2028	286,063	284,142
Delta 2 (LUX) S.a.r.l., Term Loan, 1-month USD-LIBOR + 2.5%, 3.5%, 2/1/2024	616,708	613,856
ECL Entertainment LLC, Term Loan, 1-month USD-LIBOR + 7.5%, 8.25%, 3/31/2028	374,063	382,168
Great Outdoors Group, LLC, Term Loan B1, 3-month USD-LIBOR + 3.75%, 4.5%, 3/6/2028	1,290,250	1,291,863
Harbor Freight Tools U.S.A., Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/19/2027	376,896	374,165
J&J Ventures Gaming LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.75%, 4/7/2028	440,000	439,450
Jo-Ann Stores, Inc., Term Loan B1, 3-month USD-LIBOR + 4.75%, 5.5%, 7/7/2028	438,900	431,768
K&N Engineering, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.75%, 5.75%, 10/20/2023	258,642	243,382
Life Time Fitness, Inc., Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/16/2024	37,092	37,443
Mavis Tire Express Services Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 5/4/2028	438,900	439,236
Midas Intermediate Holdco II LLC, Term Loan B, 3-month USD-LIBOR + 7.75%, 8.5%, 12/22/2025	968,267	938,546
Mister Car Wash Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.092%, 5/14/2026	319,898	318,573
PAI Holdco, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.5%, 10/28/2027	218,900	218,535
Petco Health and Wellness Co., Inc., Term Loan B, 3-month USD-LIBOR + 3.25%, 4.0%, 3/3/2028	432,825	431,111
PetSmart, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.5%, 2/11/2028	433,912	432,665
Playa Resorts Holding B.V., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.75%, 4/29/2024	393,956	382,163
Rent-A-Center, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 2/17/2028	373,125	370,481
RVR Dealership Holdings LLC, Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 2/8/2028	213,925	213,258
Scientific Games International, Inc., Term Loan B5, 1-month USD-LIBOR + 2.75%, 2.84%, 8/14/2024	1,622,546	1,612,746
SeaWorld Parks & Entertainment, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.5%, 8/25/2028	431,403	429,785
Springer Nature Deutschland GmbH, Term Loan B18, 1-month USD-LIBOR + 3.0%, 3.75%, 8/14/2026	283,288	282,963
Sweetwater Borrower LLC, Term Loan B, 3-month USD-LIBOR + 4.75%, 5.5%, 8/7/2028	440,000	439,450
The accompanying notes are an integral part of the financial statements.
12	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Tenneco, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 10/1/2025	472,710	464,837
The Stars Group Holdings BV, Term Loan, 3-month USD-LIBOR + 2.25%, 2.382%, 7/21/2026	303,276	301,612
Truck Hero, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 1/31/2028	432,825	430,159
U.S. Anesthesia Partners, Inc., Term Loan, 6-month USD-LIBOR + 4.75%, 4.75%, 10/1/2028	450,000	447,871
UFC Holdings LLC, Term Loan B, 6-month USD-LIBOR + 2.75%, 3.5%, 4/29/2026	319,103	314,914
Wand NewCo 3, Inc., Term Loan, 3-month USD-LIBOR + 3.0%, 3.175%, 2/5/2026	640,320	625,592
Weber-Stephen Products LLC, Term Loan B, 1-month USD-LIBOR + 3.25%, 4.0%, 10/30/2027	138,791	138,705
William Morris Endeavor Entertainment LLC, First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 2.85%, 5/18/2025	739,321	725,921
		21,050,188
Consumer Staples 5.6%
Arterra Wines Canada, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 11/24/2027	426,775	426,135
Birkenstock GmbH & Co. KG, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.75%, 4/27/2028	438,900	436,521
Chobani LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.5%, 10/25/2027	429,000	428,264
City Brewing Company LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 4/5/2028	500,000	494,790
Golden Nugget, Inc., Term Loan B, 3-month USD-LIBOR + 2.5%, 3.25%, 10/4/2023	708,220	703,574
IRB Holding Corp.:
Term Loan B, 3-month USD-LIBOR + 2.75%, 3.75%, 2/5/2025	738,520	734,499
Term Loan, 3-month USD-LIBOR + 3.25%, 4.25%, 12/15/2027	853,550	851,416
Kronos Acquisition Holdings, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 12/22/2026	853,550	827,320
Ozark Holdings LLC, Term Loan B, 1-month USD LIBOR + 3.75%, 4.25%, 12/16/2027	417,100	416,143
Shearer’s Foods, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.25%, 9/23/2027	499,663	497,060
Sovos Brands Intermediate, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 6/8/2028	364,745	364,745
TKC Holdings, Inc., Term Loan, 3-month USD-LIBOR + 5.5%, 6.5%, 5/15/2028	745,148	743,751
Triton Water Holdings, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 3/31/2028	498,750	497,286
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	13

	Principal Amount ($)	Value ($)
U.S. Foods, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.09%, 9/13/2026	984,925	971,796
WW International, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 4/13/2028	364,087	360,310
		8,753,610
Energy 2.7%
CQP Holdco LP, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 6/5/2028	438,900	437,700
Freeport LNG Investments, LLLP, Term Loan B, 11/17/2028 (b)	500,000	496,173
GIP II Blue Holding, L.P, Term Loan B, 3-month USD-LIBOR + 4.5%, 5.5%, 9/29/2028	225,000	222,750
Gulf Finance LLC, Term Loan B, 2-month USD-LIBOR + 5.25%, 6.25%, 8/25/2023	9,551	9,151
Lucid Energy Group II Borrower, LLC, Term Loan, 11/24/2028 (b)	500,000	493,125
Medallion Midland Acquisition, LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 10/18/2028	227,000	226,177
Navitas Midstream Midland Basin LLC, Term Loan B, 1-month USD-LIBOR + 4.0%, 4.75%, 12/13/2024	438,860	438,476
NorthRiver Midstream Finance LP, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.382%, 10/1/2025	378,300	377,878
Oryx Midstream Services Permian Basin LLC, Term Loan B, 3-month USD-LIBOR + 3.25%, 3.75%, 10/5/2028	610,000	605,205
Parkway Generation, LLC:
Term Loan B, 11/5/2028 (b)	306,596	304,107
Term Loan C, 11/5/2028 (b)	43,404	42,969
TransMontaigne Operating Company L.P., Term Loan B, 11/17/2028 (b)	475,000	472,863
		4,126,574
Financials 6.7%
Acrisure LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 3.632%, 2/15/2027	727,213	711,759
Advisor Group, Inc., Term Loan, 1-month USD-LIBOR + 4.5%, 4.59%, 7/31/2026	887,456	886,697
Amerilife Holdings LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.086%, 3/18/2027	583,791	580,265
AssuredPartners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.59%, 2/12/2027	393,985	388,962
Asurion LLC:
Term Loan B9, 7/31/2027 (b)	199,499	197,030
Term Loan B6, 1-month USD-LIBOR + 3.125%, 3.215%, 11/3/2023	600,952	599,453
The accompanying notes are an integral part of the financial statements.
14	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Broadstreet Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 1/27/2027	260,040	256,112
Change Healthcare Holdings LLC, Term Loan B, 1-month USD-LIBOR + 2.5%, 3.5%, 3/1/2024	2,030,660	2,028,193
CoreLogic, Inc., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 6/2/2028	880,000	871,200
Deerfield Dakota Holding LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.75%, 4/9/2027	832,307	832,203
Edelman Financial Center LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 4.25%, 4/7/2028	365,646	364,534
Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 11/24/2028 (b)	300,000	299,250
Hub International Ltd., Term Loan B, 3-month USD-LIBOR + 2.75%, 2.852% - 2.875%, 4/25/2025	1,310,271	1,288,160
ION Trading Finance Ltd., Term Loan, 3-month USD-LIBOR + 4.75%, 4.917%, 4/1/2028	249,375	249,298
Sedgwick Claims Management Services, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.34%, 12/31/2025	945,787	928,645
		10,481,761
Health Care 8.4%
AHP Health Partners, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 8/4/2028	440,000	439,176
Amneal Pharmaceuticals LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.625%, 5/4/2025	846,326	832,048
Aveanna Healthcare LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 7/17/2028	356,981	354,806
Bausch Health Companies, Inc., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 6/2/2025	507,485	503,481
CBI Buyer, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 1/6/2028	433,913	430,984
CHG Healthcare Services Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 9/29/2028	225,000	224,219
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 3/27/2028	666,389	650,149
Envision Healthcare Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.75%, 3.84%, 10/10/2025	586,801	443,932
eResearchTechnology, Inc., First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 5.5%, 2/4/2027	427,834	428,724
Gainwell Acquisition Corp., Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 10/1/2027	1,281,110	1,281,917
Heartland Dental, LLC, Term Loan, 1-month USD-LIBOR + 4.0%, 4.089%, 4/30/2025	438,900	435,402
Imprivata, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 12/1/2027	427,850	427,762
Jazz Financing Lux S.a.r.l., Term Loan, 1-month USD-LIBOR + 3.5%, 4.0%, 5/5/2028	379,050	378,815
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	15

	Principal Amount ($)	Value ($)
Kindred Healthcare LLC, First Lien Term Loan, 1-month USD-LIBOR + 4.5%, 4.625%, 7/2/2025	502,311	502,417
Mallinckrodt International Finance SA, Term Loan B, 6-month USD-LIBOR + 5.25%, 6.0%, 9/24/2024	546,397	512,020
Medical Solutions LLC, First Lien term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 11/1/2028	189,000	188,173
National Mentor Holdings, Inc.:
Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	802,876	794,061
Term Loan C, 3-month USD-LIBOR + 3.75%, 4.5%, 3/2/2028	25,155	24,878
Option Care Health, Inc., Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 10/27/2028	450,000	449,062
Ortho-Clinical Diagnostics SA, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.08%, 6/30/2025	404,105	402,388
Radiology Partners, Inc., First Lien Term Loan B, 1-month USD-LIBOR + 4.25%, 4.338% - 4.339%, 7/9/2025	200,000	197,521
RegionalCare Hospital Partners Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.842%, 11/16/2025	1,445,205	1,435,190
Sotera Health Holdings LLC, Term Loan, 3-month USD-LIBOR + 2.75%, 3.25%, 12/11/2026	435,000	433,369
Surgery Center Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 8/31/2026	963,575	961,234
Team Health Holdings, Inc., First Lien Term Loan, 1-month USD-LIBOR + 2.75%, 3.75%, 2/6/2024	347,273	330,777
		13,062,505
Industrials 18.3%
AI Aqua Merger Sub, Inc.:
First Lien Delayed Draw Term Loan, 7/31/2028 (b)	24,747	24,799
First Lien Term Loan B, 1-month USD-LIBOR + 4.0%, 4.5%, 7/31/2028	195,256	195,663
Ali Group S.R.L., Term Loan B, 10/12/2028 (b)	267,000	264,863
Allegiant Travel Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.158%, 2/5/2024	491,162	487,888
Amentum Government Services Holdings LLC, Term Loan B, 1-month USD-LIBOR + 3.5%, 3.59%, 1/29/2027	651,750	646,862
American Airlines, Inc.:
First Lien Term Loan, 1-month USD-LIBOR + 1.75%, 1.84%, 1/29/2027	755,856	709,371
Term Loan, 1-month USD LIBOR + 2.0%, 2.089%, 12/15/2023	350,000	342,398
APX Group, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 7/10/2028	220,000	219,639
Arches Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.75%, 12/6/2027	426,775	423,574
The accompanying notes are an integral part of the financial statements.
16	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
ASP Blade Holdings, Inc, Term Loan, 1-month USD-LIBOR + 4.0%, 4.5%, 10/13/2028	90,000	89,963
AVSC Holding Corp., Term Loan B1, 0.25%, 3/3/2025 (PIK)	523,699	477,548
Bingo Industries Ltd., Term Loan, 7/8/2028 (b)	440,000	437,800
Brand Energy & Infrastructure Services, Inc., Term Loan, 3-month USD-LIBOR + 4.25%, 5.25%, 6/21/2024	1,109,320	1,095,886
Brown Group Holding LLC, Term Loan B, 3-month USD-LIBOR + 2.75%, 3.25%, 6/7/2028	616,692	612,643
Camelot U.S. Acquisition 1 Co., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 10/30/2026	1,254,652	1,245,556
Cobham Ultra SeniorCo S.a.r.l, Term Loan B, 11/16/2028 (b)	250,000	249,687
Conair Holdings LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 5/17/2028	440,000	439,679
Covanta Holding Corporation:
Term Loan B, 11/30/2028 (b)	232,157	232,012
Term Loan C, 11/30/2028 (b)	17,843	17,832
CP Atlas Buyer, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 11/23/2027	428,845	425,335
Cushman & Wakefield U.S. Borrower LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 2.84%, 8/21/2025	573,886	570,606
Dynasty Acquisition Co., Inc.:
Term Loan B1, 3-month USD-LIBOR + 3.5%, 3.632%, 4/6/2026	931,185	906,597
Term Loan B2, 3-month USD-LIBOR + 3.5%, 3.632%, 4/6/2026	498,788	485,617
Filtration Group Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.0%, 3.09%, 3/29/2025	587,705	581,317
Flexential Intermediate Corp., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 5.75%, 8/1/2024	174,093	172,461
Garda World Security Corp., Term Loan B, 1-month USD-LIBOR + 4.25%, 4.35%, 10/30/2026	635,535	635,818
Gates Global LLC, Term Loan B3, 1-month USD-LIBOR + 2.5%, 2.59%, 3/31/2027	1,132,673	1,124,891
Hillman Group, Inc.:
Delayed Draw Term Loan, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	5,873	5,846
Term Loan B1, 1-month USD-LIBOR + 2.75%, 3.25%, 7/14/2028	306,519	305,083
Inmar Holdings, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 5/1/2024	444,712	443,894
Instant Brands Holdings, Inc., Term Loan, 2-month USD-LIBOR + 5.0%, 5.75%, 4/12/2028	215,875	210,883
Intrado Corp., Term Loan, 3-month USD-LIBOR + 4.0%, 5.0%, 10/10/2024	380,334	363,544
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	17

	Principal Amount ($)	Value ($)
Kenan Advantage Group, Inc.:
Term Loan B1, 1-month USD-LIBOR + 3.75%, 4.5%, 3/24/2026	1,290,569	1,290,892
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.0%, 9/1/2027	225,000	224,437
Kestrel Bidco, Inc., Term Loan B, 12/11/2026 (b)	249,365	242,196
Madison IAQ LLC, Term Loan, 6-month USD-LIBOR + 3.25%, 3.75%, 6/21/2028	438,900	435,852
MI Windows and Doors LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.5%, 12/18/2027	426,775	426,402
Mileage Plus Holdings LLC, Term Loan B, 3-month USD-LIBOR + 5.25%, 6.25%, 6/21/2027	426,830	447,305
Mitchell International, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 10/15/2028	650,000	642,505
Peraton Corp., Term Loan B, 1-month USD-LIBOR + 3.75%, 4.5%, 2/1/2028	1,298,475	1,297,086
Prime Security Services Borrower LLC, Term Loan, 1-month USD-LIBOR + 2.75%, 6-month USD-LIBOR + 2.75%, 12-month USD-LIBOR + 2.75%, 3.5%, 9/23/2026	416,118	414,643
PUG LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.59%, 2/12/2027	440,752	434,141
Quikrete Holdings, Inc., Term Loan B1, 6/11/2028 (b)	600,000	596,709
Sabre GLBL, Inc., Term Loan B, 1-month USD-LIBOR + 2.0%, 2.09%, 2/22/2024	546,876	539,785
Spirit Aerosystems, Inc., Term Loan B, 3-month USD-LIBOR + 3.75%, 4.5%, 1/15/2025	273,687	273,945
Staples, Inc., 7 Year Term Loan, 3-month USD-LIBOR + 5.0%, 5.132%, 4/16/2026	1,031,712	992,109
Tempo Acquisition LLC, Term Loan, 1-month USD-LIBOR + 3.25%, 3.34%, 11/2/2026	842,876	844,195
Titan Acquisition Ltd., Term Loan B, 3-month USD-LIBOR + 3.0%, 3.167%, 3/28/2025	884,690	865,058
TransDigm, Inc.:
Term Loan E, 1-month USD-LIBOR + 2.25%, 2.34%, 5/30/2025	791,314	778,111
Term Loan F, 1-month USD-LIBOR + 2.25%, 2.34%, 12/9/2025	913,117	895,996
Travelport Finance (Luxembourg) S.a.r.l.:
Term Loan, 7.25%, 2/28/2025 (PIK)	280,578	288,250
Term Loan, 3-month USD LIBOR + 6.75%, 7.75%, 5/29/2026	296,066	254,617
Veritas US Inc., Term Loan B, 3-month USD-LIBOR + 5.0%, 6.0%, 9/1/2025	297,006	295,800
Verscend Holding Corp., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.09%, 8/27/2025	749,617	749,524
The accompanying notes are an integral part of the financial statements.
18	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Vertiv Group Corp., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.838%, 3/2/2027	158,800	157,623
Welbilt, Inc., Term Loan B, 1-month USD-LIBOR + 2.5%, 2.59%, 10/23/2025	530,905	528,999
WP CPP Holdings LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 4/30/2025	99,025	95,528
		28,457,263
Information Technology 11.4%
Banff Merger Subsidiary, Inc.:
Term Loan, 3-month USD-LIBOR + 3.75%, 3.882%, 10/2/2025	1,424,122	1,411,440
Second Lien Term Loan, 3-month USD-LIBOR + 5.5%, 6.0%, 2/27/2026	250,000	252,875
Barracuda Networks, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 2/12/2025	483,875	483,270
CommerceHub, Inc., Term Loan B, 3-month USD LIBOR + 4.0%, 4.75%, 12/29/2027	426,775	423,041
CommScope, Inc., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.34%, 4/6/2026	641,445	625,813
Cornerstone OnDemand, Inc., Term Loan, 3-month USD-LIBOR + 3.75%, 4.25%, 10/16/2028	470,000	468,336
ECI Macola Max Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 11/9/2027	213,441	213,241
Endure Digital, Inc., Term Loan, 6-month USD-LIBOR + 3.5%, 4.25%, 2/10/2028	428,925	421,151
Finastra U.S.A., Inc.:
First Lien Term Loan, 6-month USD-LIBOR + 3.5%, 4.5%, 6/13/2024	1,189,563	1,180,766
Second Lien Term Loan, 3-month USD-LIBOR + 7.25%, 8.25%, 6/13/2025	371,428	371,081
Hyland Software, Inc., First Lien Term Loan, 1-month USD-LIBOR + 3.5%, 4.25%, 7/1/2024	99,487	99,430
Idera, Inc., Term Loan, 3-month USD-LIBOR + 3.5%, 4.5%, 3/2/2028	216,412	215,763
I-Logic Technologies Bidco Ltd., Term Loan B, 1-week USD-LIBOR + 4.0%, 4.5%, 2/16/2028	294,531	294,254
Ivanti Software, Inc.:
Term Loan B, 3-month USD-LIBOR + 4.0%, 4.75%, 12/1/2027	432,825	429,687
Term Loan B, 3-month USD-LIBOR + 4.75%, 5.75%, 12/1/2027	427,850	425,488
LogMeIn, Inc., Term Loan B, 1-month USD-LIBOR + 4.75%, 4.839%, 8/31/2027	496,250	493,925
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	19

	Principal Amount ($)	Value ($)
MA FinanceCo. LLC:
Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.84%, 6/21/2024	132,466	131,406
Term Loan B, 3-month USD-LIBOR + 4.25%, 5.25%, 6/5/2025	290,625	294,258
Magenta Buyer LLC, First Lien Term Loan, 3-month USD-LIBOR + 5.0%, 5.75%, 7/27/2028	440,000	434,135
Maxar Technologies Ltd., Term Loan B, 1-month USD-LIBOR + 2.75%, 2.85%, 10/4/2024	281,463	279,382
McAfee LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3.842%, 9/30/2024	453,853	453,821
MH Sub I LLC, Term Loan, 1-month USD-LIBOR + 3.75%, 4.75%, 9/13/2024	1,078,630	1,076,338
Mirion Technologies, Inc., Term Loan, 2-month USD-LIBOR + 2.75%, 3.25%, 10/20/2028	450,000	447,750
MKS Instruments, Inc., Term Loan, 10/21/2028 (b)	550,000	548,713
Presidio Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3-month USD-LIBOR + 3.5%, 3.6% - 3.63%, 1/22/2027	236,012	235,681
Project Alpha Intermediate Holding, Inc., Term Loan B, 1-month USD-LIBOR + 4.0%, 4.1%, 4/26/2024	1,250,054	1,246,929
Proofpoint, Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.25%, 3.75%, 8/31/2028	220,000	218,197
Riverbed Technology, Inc., Term Loan B, 1-month USD-LIBOR + 6.0%, 7.0%, 12/31/2025	198,500	180,542
Seattle Spinco, Inc., Term Loan B3, 1-month USD-LIBOR + 2.75%, 2.84%, 6/21/2024	894,574	887,418
Surf Holdings LLC, Term Loan, 3-month USD-LIBOR + 3.5%, 3.616%, 3/5/2027	540,446	535,844
Ultimate Software Group, Inc., Term Loan, 3-month USD-LIBOR + 3.25%, 4.0%, 5/4/2026	856,031	852,885
Ultra Clean Holdings, Inc., Term Loan B, 1-month USD-LIBOR + 3.75%, 3.84%, 8/27/2025	392,198	393,016
Vericast Corp., Term Loan, 3-month USD LIBOR + 7.750%, 8.75%, 6/16/2026	156,557	144,563
Verifone Systems, Inc., First Lien Term Loan, 3-month USD-LIBOR + 4.0%, 4.178%, 8/20/2025	724,262	708,096
VS Buyer LLC, Term Loan B, 1-month USD-LIBOR + 3.0%, 3.09%, 2/28/2027	254,521	253,568
Weld North Education, LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 4.25%, 12/21/2027	213,388	212,721
Xperi Corp., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.59%, 6/2/2025	340,799	339,734
		17,684,558
The accompanying notes are an integral part of the financial statements.
20	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Materials 8.7%
Altium Packaging LLC, Term Loan B, 1-month USD-LIBOR + 2.75%, 3.25%, 2/3/2028	865,650	852,046
AMG Advanced Metallurgical Group N.V., Term Loan, 11/16/2028 (b)	300,000	297,375
API Group DE, Inc., Term Loan B, 10/7/2028 (b)	250,000	249,322
Aruba Investments, Inc., Term Loan, 6-month USD-LIBOR + 4.0%, 4.75%, 11/24/2027	417,900	418,422
Berlin Packaging LLC, First Lien Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 3/11/2028	450,000	447,919
BWAY Holding Co., Term Loan B, 1-month USD-LIBOR + 3.25%, 3.337%, 4/3/2024	1,805,924	1,772,966
Charter NEX U.S., Inc., Term Loan, 1-month USD LIBOR + 3.75%, 4.5%, 12/1/2027	426,775	427,695
CPC Acquisition Corp., Term Loan, 3-month USD-LIBOR + 3.75%, 4.5%, 12/29/2027	427,850	426,515
Diamond (BC) B.V., Term Loan B, 3-month USD LIBOR + 3.0%, 3.5%, 9/29/2028	700,000	697,686
Flex Acquisition Co., Inc., First Lien Term Loan, 3-month USD-LIBOR + 3.5%, 4.0%, 2/23/2028	705,233	700,882
GEON Performance Solutions, LLC, Term Loan, 3-month USD-LIBOR + 4.75%, 5.5%, 8/18/2028	229,000	231,576
Illuminate Buyer LLC, Term Loan, 1-month USD-LIBOR + 3.5%, 3.59%, 6/30/2027	377,957	375,281
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 8/28/2026	334,887	335,306
Innophos, Inc., Term Loan B, 1-month USD-LIBOR + 3.5%, 3.84%, 2/7/2027	216,700	216,475
Jadex, Inc., Term Loan, 1-month USD-LIBOR + 4.75%, 5.5%, 2/18/2028	432,825	425,792
LSF11 A5 Holdco LLC, Term Loan, 3-month USD-LIBOR + 3.75%, 4.25%, 10/15/2028	225,000	224,075
Perstorp Holding AB, Term Loan B, 6-month USD-LIBOR + 4.75%, 4.908%, 2/27/2026	124,046	123,581
Proampac PG Borrower LLC, Term Loan, Prime Rate + 2.75%, 3-month USD-LIBOR + 3.75%, 4.5% - 6.00%, 11/3/2025	494,929	493,692
Reynolds Group Holdings, Inc.:
Term Loan B2, 1-month USD-LIBOR + 3.25%, 3.34%, 2/5/2026	860,167	853,002
Term Loan B, 1-month USD-LIBOR + 3.5%, 4.0%, 9/20/2028	450,000	448,272
Ring Container Technologies Group, LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.25%, 8/12/2028	222,000	221,445
Starfruit Finco BV, Term Loan B, 1-month USD LIBOR + 3.0%, 3.092%, 10/1/2025	1,473,307	1,457,042
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	21

	Principal Amount ($)	Value ($)
TricorBraun Holdings, Inc., Term Loan, 1-month USD-LIBOR + 3.25%, 3.75%, 3/3/2028	679,055	672,584
Trident TPI Holdings, Inc.:
Delayed Draw Term Loan, 3-month USD-LIBOR + 4.0%, 4.5%, 9/15/2028	22,210	22,198
Term Loan, 3-month USD-LIBOR + 4.0%, 4.5%, 9/15/2028	384,888	384,680
Tronox Finance LLC, Term Loan B, 1-month USD-LIBOR + 2.25%, 3-month USD-LIBOR + 2.25%, 2.34% - 2.382%, 3/13/2028	248,596	246,300
U.S. Silica Co., Term Loan B, 1-month USD-LIBOR + 4.0%, 5.0%, 5/1/2025	449,932	441,666
		13,463,795
Utilities 3.0%
APLP Holdings LP, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 5/14/2027	389,966	393,769
Astoria Energy LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 12/10/2027	847,706	847,235
Eastern Power LLC, Term Loan B, 3-month USD-LIBOR + 3.75%, 4.75%, 10/2/2025	567,331	481,381
EFS Cogen Holdings I LLC, Term Loan B, 3-month USD-LIBOR + 3.5%, 4.5%, 10/1/2027	625,973	622,170
ExGen Renewables IV LLC, Term Loan, 3-month USD-LIBOR + 2.5%, 3.5%, 12/15/2027	420,324	420,981
Granite Generation LLC, Term Loan B, 1-month USD-LIBOR + 3.75%, 3-month USD-LIBOR + 3.75%, 4.75%, 11/9/2026	916,928	900,194
Lonestar II Generation Holdings LLC:
Term Loan B, 1-month USD-LIBOR + 5.0%, 5.09%, 4/20/2026	199,359	197,490
Term Loan C, 1-month USD-LIBOR + 5.0%, 5.09%, 4/20/2026	26,054	25,809
Pacific Gas & Electric Co., Term Loan, 3-month USD-LIBOR + 3.0%, 3.5%, 6/23/2025	425,646	421,324
Pike Corp., Term Loan B, 1-month USD-LIBOR + 3.0%, 3.1%, 1/21/2028	417,123	414,994
		4,725,347
Total Loan Participations and Assignments (Cost $138,275,439)		137,802,123
Corporate Bonds 2.9%
Communication Services 1.3%
Clear Channel Worldwide Holdings, Inc., 144A, 5.125%, 8/15/2027	500,000	505,000
The accompanying notes are an integral part of the financial statements.
22	|	DWS Floating Rate Fund

	Principal Amount ($)	Value ($)
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028	110,000	110,309
144A, 5.875%, 10/15/2027	95,000	98,104
iHeartCommunications, Inc., 8.375%, 5/1/2027	96,976	102,033
LCPR Senior Secured Financing DAC, 144A, 6.75%, 10/15/2027	350,000	362,859
Radiate Holdco LLC, 144A, 4.5%, 9/15/2026	420,000	417,388
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029	350,000	362,943
		1,958,636
Consumer Discretionary 0.7%
Caesars Entertainment, Inc., 144A, 6.25%, 7/1/2025	600,000	623,868
Clarios Global LP:
144A, 6.25%, 5/15/2026	45,000	46,764
144A, 6.75%, 5/15/2025	54,000	56,363
Travel & Leisure Co., 144A, 6.625%, 7/31/2026	270,000	292,117
Williams Scotsman International, Inc., 144A, 4.625%, 8/15/2028	60,000	61,050
		1,080,162
Energy 0.0%
Cheniere Energy, Inc., 4.625%, 10/15/2028	25,000	25,750
Financials 0.0%
Sabre GLBL, Inc., 144A, 7.375%, 9/1/2025	20,000	20,700
Health Care 0.0%
Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	30,000	30,612
Industrials 0.6%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	90,000	91,912
Legends Hospitality Holding Co. LLC, 144A, 5.0%, 2/1/2026	10,000	10,097
Prime Security Services Borrower LLC, 144A, 6.25%, 1/15/2028	308,000	312,953
Spirit Loyalty Cayman Ltd., 144A, 8.0%, 9/20/2025	18,000	19,685
TK Elevator U.S. Newco, Inc., 144A, 5.25%, 7/15/2027	500,000	508,465
		943,112
Information Technology 0.0%
Unisys Corp., 144A, 6.875%, 11/1/2027	39,000	41,633
Materials 0.2%
Arconic Corp., 144A, 6.125%, 2/15/2028	300,000	311,946
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	23

	Principal Amount ($)	Value ($)
Real Estate 0.1%
Park Intermediate Holdings LLC, 144A, (REIT), 5.875%, 10/1/2028	60,000	61,860
Total Corporate Bonds (Cost $4,374,111)		4,474,411
	Shares	Value ($)
Common Stocks 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc.*	22,247	68,298
iHeartMedia, Inc. “A” *	1,111	21,787
		90,085
Energy 0.1%
Aquadrill LLC	4,748	170,928
Information Technology 0.0%
Answers Corp.* (c)	2,219	0
Total Common Stocks (Cost $533,003)		261,013
Warrants 0.1%
Communication Services 0.1%
iHeartMedia, Inc., Expiration Date 5/1/2039*	8,350	155,519
Windstream Services LLC*	551	11,295
		166,814
Information Technology 0.0%
Answers Holdings, Inc., Expiration Date 4/14/2022* (c)	6,166	0
Total Warrants (Cost $870,450)		166,814
Mutual Funds 0.8%
BlackRock Floating Rate Income Trust	39,278	544,786
Nuveen Credit Strategies Income Fund	95,370	620,858
Total Mutual Funds (Cost $1,101,202)		1,165,644
Exchange-Traded Funds 4.5%
Invesco Senior Loan ETF	188,457	4,108,362
Xtrackers USD High Yield Corporate Bond ETF (d)	75,415	2,954,760
Total Exchange-Traded Funds (Cost $7,183,104)		7,063,122
The accompanying notes are an integral part of the financial statements.
24	|	DWS Floating Rate Fund

	Shares	Value ($)
Cash Equivalents 5.7%
DWS Central Cash Management Government Fund, 0.04% (e) (Cost $8,802,047)	8,802,047	8,802,047
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $161,139,356)	102.9	159,735,174
Other Assets and Liabilities, Net	(2.9)	(4,464,094)
Net Assets	100.0	155,271,080
A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 are as follows:
Value ($) at 5/31/2021	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
Exchange-Traded Funds 1.9%
Xtrackers USD High Yield Corporate Bond ETF (d)
—	3,003,025	—	—	(48,265)	—	—	75,415	2,954,760
Cash Equivalents 5.7%
DWS Central Cash Management Government Fund, 0.04% (e)
4,978,442	32,341,145	28,517,540	—	—	1,083	—	8,802,047	8,802,047
4,978,442	35,344,170	28,517,540	—	(48,265)	1,083	—	8,877,462	11,756,807
*	Non-income producing security.
(a)	Senior loans in the Fund’s portfolio generally are subject to mandatory and/or optional payment. As a result, the actual remaining maturity of senior loans in the Fund’s portfolio may be substantially less than the stated maturities shown in this report. Senior loans pay interest at a rate which may be fixed or may vary based on a published reference rate and spread and are shown at their current rate as of November 30, 2021. Senior loans with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(b)	All or a portion of the security represents unsettled loan commitments at November 30, 2021 where the rate will be determined at the time of settlement.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DBX Advisors LLC.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	25

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prime Rate: Interest rate charged by banks to their most credit worthy customers.
REIT: Real Estate Investment Trust
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
At November 30, 2021, the Fund had unfunded loan commitments of $256,057, which could be extended at the option of the borrower, pursuant to the following loan agreements:
Borrower	Unfunded Loan Commitments ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Aveanna Healthcare LLC, 2021 Delayed Draw Term Loan, 7/17/2028	82,603	82,513	(90)
Hillman Group, Inc., Delayed Draw Term Loan, 7/14/2028	67,545	67,228	(317)
Medical Solutions LLC, 2021 Delayed Draw Term Loan, 11/1/2028	35,840	35,842	2
National Mentor Holdings, Inc., Delayed Draw Term Loan, 3/2/2028	37,167	36,759	(408)
Trident TPI Holdings, Inc., 2021 Delayed Draw Term Loan, 9/15/2028	32,902	32,884	(18)
Total	256,057	255,226	(831)
The accompanying notes are an integral part of the financial statements.
26	|	DWS Floating Rate Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Loan Participations and Assignments (a)	$ —	$137,802,123	$—	$137,802,123
Corporate Bonds (a)	—	4,474,411	—	4,474,411
Common Stocks
Communication Services	90,085	—	—	90,085
Energy	—	170,928	—	170,928
Information Technology	—	—	0	0
Warrants (a)	—	166,814	0	166,814
Mutual Funds	1,165,644	—	—	1,165,644
Exchange-Traded Funds	7,063,122	—	—	7,063,122
Short-Term Investments	8,802,047	—	—	8,802,047
Unfunded Loan Commitment (b)	—	2	—	2
Total	$17,120,898	$142,614,278	$ —	$159,735,176
Liabilities	Level 1	Level 2	Level 3	Total
Unfunded Loan Commitment (b)	$ —	$ (833)	$—	$ (833)
Total	$ —	$ (833)	$ —	$ (833)
During the period ended November 30, 2021, the amount of transfers between Level 3 and Level 2 was $826,656. The investments were transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.
Transfers between price levels are recognized at the beginning of the reporting period.
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Includes appreciation (depreciation) on unfunded loan commitments.
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	27

Statement of Assets and Liabilities
as of November 30, 2021 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $149,334,284)	$ 147,978,367
Investment in affiliated securities, at value (cost $11,805,072)	11,756,807
Cash	222,430
Receivable for investments sold	2,499,041
Receivable for Fund shares sold	30,314
Dividends receivable	3,672
Interest receivable	504,560
Other assets	39,774
Total assets	163,034,965
Liabilities
Payable for investments purchased	7,334,042
Payable for Fund shares redeemed	184,255
Unrealized depreciation on unfunded commitments	831
Accrued management fee	48,461
Accrued Trustees' fees	2,301
Other accrued expenses and payables	193,995
Total liabilities	7,763,885
Net assets, at value	$ 155,271,080
Net Assets Consist of
Distributable earnings (loss)	(270,866,791)
Paid-in capital	426,137,871
Net assets, at value	$ 155,271,080
The accompanying notes are an integral part of the financial statements.
28	|	DWS Floating Rate Fund

Statement of Assets and Liabilities as of November 30, 2021 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($65,636,787 ÷ 8,318,900 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.89
Maximum offering price per share (100 ÷ 97.25 of $7.89)	$ 8.11
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($7,518,643 ÷ 947,814 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.93
Class R6
Net Asset Value, offering and redemption price per share ($18,520 ÷ 2,348 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.89
Class S
Net Asset Value, offering and redemption price per share ($23,064,128 ÷ 2,925,933 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.88
Institutional Class
Net Asset Value, offering and redemption price per share ($59,033,002 ÷ 7,482,402 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.89
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	29

Statement of Operations
for the six months ended November 30, 2021 (Unaudited)

Investment Income
Income:
Interest	$ 3,170,411
Dividends	168,266
Income distributions — DWS Central Cash Management Government Fund	1,083
Total income	3,339,760
Expenses:
Management fee	437,934
Administration fee	77,236
Services to shareholders	78,957
Distribution and service fees	128,016
Custodian fee	61,305
Professional fees	48,068
Reports to shareholders	17,812
Registration fees	35,075
Trustees' fees and expenses	3,660
Other	6,481
Total expenses before expense reductions	894,544
Expense reductions	(138,462)
Total expenses after expense reductions	756,082
Net investment income	2,583,678
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	357,878
Change in net unrealized appreciation (depreciation) on:
Affiliated investments	(48,265)
Non-affiliated investments	(1,460,787)
Unfunded loan commitments	(713)
(1,509,765)
Net gain (loss)	(1,151,887)
Net increase (decrease) in net assets resulting from operations	$ 1,431,791
The accompanying notes are an integral part of the financial statements.
30	|	DWS Floating Rate Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2021	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2021
Operations:
Net investment income	$ 2,583,678	$ 5,385,394
Net realized gain (loss)	357,878	(3,046,751)
Change in net unrealized appreciation (depreciation)	(1,509,765)	11,801,182
Net increase (decrease) in net assets resulting from operations	1,431,791	14,139,825
Distributions to shareholders:
Class A	(1,042,392)	(1,969,018)
Class C	(103,434)	(632,825)
Class R6	(312)	(630)
Class S	(395,590)	(972,818)
Institutional Class	(996,178)	(1,872,774)
Total distributions	(2,537,906)	(5,448,065)
Fund share transactions:
Proceeds from shares sold	5,942,006	45,908,870
Reinvestment of distributions	2,423,128	5,167,019
Payments for shares redeemed	(14,243,900)	(62,908,395)
Net increase (decrease) in net assets from Fund share transactions	(5,878,766)	(11,832,506)
Increase (decrease) in net assets	(6,984,881)	(3,140,746)
Net assets at beginning of period	162,255,961	165,396,707
Net assets at end of period	$155,271,080	$162,255,961

The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	31

Financial Highlights
DWS Floating Rate Fund — Class A
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.95	$7.54	$8.09	$8.22	$8.37	$8.41
Income (loss) from investment operations:
Net investment income[a]	.13	.26	.32	.37	.32	.33
Net realized and unrealized gain (loss)	(.07)	.41	(.52)	(.14)	(.16)	.02
Total from investment operations	.06	.67	(.20)	.23	.16	.35
Less distributions from:
Net investment income	(.12)	(.26)	(.35)	(.36)	(.31)	(.39)
Return of capital	—	—	—	—	—	(.00) *
Total distributions	(.12)	(.26)	(.35)	(.36)	(.31)	(.39)
Net asset value, end of period	$7.89	$7.95	$7.54	$8.09	$8.22	$8.37
Total Return (%)[b,c]	.81 **	8.99	(2.52)	2.81	1.94	4.21
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	66	67	55	69	86	127
Ratio of expenses before expense reductions (%)	1.22 ***	1.22	1.27	1.29	1.24	1.19
Ratio of expenses after expense reductions (%)	1.02 ***	1.01	1.00	1.01	1.03	1.02
Ratio of net investment income (%)	3.17 ***	3.28	4.07	4.50	3.85	3.96
Portfolio turnover rate (%)	19 **	60	44	26	39	44
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
32	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class C
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.99	$7.58	$8.13	$8.26	$8.41	$8.46
Income (loss) from investment operations:
Net investment income[a]	.10	.20	.27	.31	.26	.27
Net realized and unrealized gain (loss)	(.07)	.41	(.53)	(.14)	(.16)	.01
Total from investment operations	.03	.61	(.26)	.17	.10	.28
Less distributions from:
Net investment income	(.09)	(.20)	(.29)	(.30)	(.25)	(.33)
Return of capital	—	—	—	—	—	(.00) *
Total distributions	(.09)	(.20)	(.29)	(.30)	(.25)	(.33)
Net asset value, end of period	$7.93	$7.99	$7.58	$8.13	$8.26	$8.41
Total Return (%)[b,c]	.43 **	8.14	(3.21)	2.05	1.06	3.44
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	10	35	62	96	142
Ratio of expenses before expense reductions (%)	2.00 ***	1.99	2.03	2.06	2.00	1.95
Ratio of expenses after expense reductions (%)	1.77 ***	1.76	1.75	1.76	1.78	1.77
Ratio of net investment income (%)	2.43 ***	2.53	3.35	3.74	3.10	3.21
Portfolio turnover rate (%)	19 **	60	44	26	39	44
[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	33

DWS Floating Rate Fund — Class R6
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.94	$7.54	$8.09	$8.22	$8.37	$8.41
Income (loss) from investment operations:
Net investment income[a]	.14	.27	.35	.38	.34	.34
Net realized and unrealized gain (loss)	(.06)	.41	(.53)	(.13)	(.16)	.03
Total from investment operations	.08	.68	(.18)	.25	.18	.37
Less distributions from:
Net investment income	(.13)	(.28)	(.37)	(.38)	(.33)	(.41)
Return of capital	—	—	—	—	—	(.00) *
Total distributions	(.13)	(.28)	(.37)	(.38)	(.33)	(.41)
Net asset value, end of period	$7.89	$7.94	$7.54	$8.09	$8.22	$8.37
Total Return (%)[b]	1.06 **	9.12	(2.28)	3.06	2.19	4.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	.02	.05	.2	.4	.4
Ratio of expenses before expense reductions (%)	1.08 ***	1.07	.95	.96	.90	.86
Ratio of expenses after expense reductions (%)	.77 ***	.76	.75	.76	.78	.77
Ratio of net investment income (%)	3.42 ***	3.52	4.37	4.72	4.09	4.10
Portfolio turnover rate (%)	19 **	60	44	26	39	44
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
34	|	DWS Floating Rate Fund

DWS Floating Rate Fund — Class S
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.94	$7.53	$8.08	$8.21	$8.36	$8.40
Income (loss) from investment operations:
Net investment income[a]	.13	.27	.34	.38	.33	.34
Net realized and unrealized gain (loss)	(.06)	.41	(.53)	(.14)	(.16)	.02
Total from investment operations	.07	.68	(.19)	.24	.17	.36
Less distributions from:
Net investment income	(.13)	(.27)	(.36)	(.37)	(.32)	(.40)
Return of capital	—	—	—	—	—	(.00) *
Total distributions	(.13)	(.27)	(.36)	(.37)	(.32)	(.40)
Net asset value, end of period	$7.88	$7.94	$7.53	$8.08	$8.21	$8.36
Total Return (%)[b]	.89 **	9.16	(2.38)	2.96	2.09	4.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	23	26	31	57	92	178
Ratio of expenses before expense reductions (%)	1.06 ***	1.05	1.10	1.13	1.09	1.02
Ratio of expenses after expense reductions (%)	.87 ***	.86	.85	.86	.88	.87
Ratio of net investment income (%)	3.32 ***	3.43	4.25	4.64	4.01	4.10
Portfolio turnover rate (%)	19 **	60	44	26	39	44
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
DWS Floating Rate Fund	|	35

DWS Floating Rate Fund — Institutional Class
	Six Months Ended 11/30/21	Years Ended May 31,
	(Unaudited)	2021	2020	2019	2018	2017
Selected Per Share Data
Net asset value, beginning of period	$7.95	$7.54	$8.08	$8.21	$8.37	$8.41
Income (loss) from investment operations:
Net investment income[a]	.14	.28	.34	.39	.34	.35
Net realized and unrealized gain (loss)	(.07)	.41	(.51)	(.14)	(.17)	.02
Total from investment operations	.07	.69	(.17)	.25	.17	.37
Less distributions from:
Net investment income	(.13)	(.28)	(.37)	(.38)	(.33)	(.41)
Return of capital	—	—	—	—	—	(.00) *
Total distributions	(.13)	(.28)	(.37)	(.38)	(.33)	(.41)
Net asset value, end of period	$7.89	$7.95	$7.54	$8.08	$8.21	$8.37
Total Return (%)[b]	1.06 **	9.12	(2.15)	3.06	2.07	4.48
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	59	59	44	53	56	86
Ratio of expenses before expense reductions (%)	.91 ***	.89	.97	.99	.96	.93
Ratio of expenses after expense reductions (%)	.77 ***	.76	.75	.76	.78	.77
Ratio of net investment income (%)	3.42 ***	3.53	4.31	4.76	4.11	4.21
Portfolio turnover rate (%)	19 **	60	44	26	39	44
[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.
36	|	DWS Floating Rate Fund

Notes to Financial Statements	(Unaudited)
A.	Organization and Significant Accounting Policies
DWS Floating Rate Fund (the “Fund” ) is a diversified series of Deutsche DWS Portfolio Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end investment management company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
DWS Floating Rate Fund	|	37

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Senior loans and debt securities are valued by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated price, as applicable, obtained from one or more broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. Senior loans and debt securities are generally categorized as Level 2.
Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate
38	|	DWS Floating Rate Fund

stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans (“Loans” ) in which the Fund invests are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders” ). The Fund invests in such Loans in the form of participations in Loans (“Participations” ) or assignments of all or a portion of loans from third parties (“Assignments” ). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All senior loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. LIBOR, the benchmark rate for certain senior loans held by the Fund, was partially phased out at the end of 2021, with the US Dollar LIBOR phase out continuing until June of 2023 at the latest for certain existing contracts. The Fund or the senior loans in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
DWS Floating Rate Fund	|	39

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At May 31, 2021, the Fund had net tax basis capital loss carryforwards of approximately $269,977,000, including short-term losses ($29,714,000) and long-term losses ($240,263,000), which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2021, the aggregate cost of investments for federal income tax purposes was $161,206,511. The net unrealized depreciation for all investments based on tax cost was $1,471,337. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $1,079,676 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $2,551,013.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2021 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against
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the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Other income, including commitment fees included in interest income in the Statement of Operations, is recorded as income when received by the Fund. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes, with the exception of securities in default of principal.
B.	Purchases and Sales of Securities
During the six months ended November 30, 2021, purchases and sales of investment securities (excluding short-term investments) aggregated $28,872,160 and $36,471,933, respectively.
C.	Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $1 billion of the Fund’s average daily net assets	.550%
Next $1.5 billion of such net assets	.535%
Next $2.5 billion of such net assets	.510%
Next $2.5 billion of such net assets	.485%
Next $2.5 billion of such net assets	.460%
Over $10.0 billion of such net assets	.450%
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Accordingly, for the six months ended November 30, 2021, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.55% of the Fund’s average daily net assets.
The Fund did not impose a portion of its management fee by an amount equal to the amount of management fee borne by the Fund as a shareholder of Xtrackers USD High Yield Corporate Bond ETF.
For the period from June 1, 2021 through September 30, 2021, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.02%
Class C	1.77%
Class R6	.77%
Class S	.87%
Institutional Class	.77%
Effective October 1, 2021 through September 30, 2022, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	1.03%
Class C	1.78%
Class R6	.78%
Class S	.88%
Institutional Class	.78%
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For the six months ended November 30, 2021, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 65,924
Class C	10,266
Class R6	28
Class S	22,390
Institutional Class	39,854
$ 138,462
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2021, the Administration Fee was $77,236, of which $12,480 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2021, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2021
Class A	$ 3,965	$ 1,236
Class C	504	356
Class R6	20	6
Class S	3,111	961
Institutional Class	221	77
	$ 7,821	$ 2,636
In addition, for the six months ended November 30, 2021, the amounts charged to the Fund for recordkeeping and other administrative services
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provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 30,430
Class C	5,633
Class S	19,905
Institutional Class	11,813
$ 67,781
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2021, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2021
Class C	$ 33,430	$ 4,763
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2021, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2021	Annualized Rate
Class A	$ 83,591	$ 25,548.25%
Class C	10,995	3,014.25%
	$ 94,586	$ 28,562
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2021 aggregated $279.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2021, the
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CDSC for Class C shares aggregated $3,800. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2021, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $740, of which $170 is unpaid.
Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.
D.	Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $350 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2021.
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E.	Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2021		Year Ended May 31, 2021
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	442,580	$ 3,514,264	3,082,379	$ 24,183,081
Class C	46,122	368,052	237,411	1,855,697
Class S	111,555	885,065	626,311	4,931,069
Institutional Class	147,897	1,174,625	1,909,300	14,939,023
		$ 5,942,006		$ 45,908,870
Shares issued to shareholders in reinvestment of distributions
Class A	120,070	$ 951,956	225,534	$ 1,762,043
Class C	12,884	102,735	78,356	613,124
Class R6	40	312	81	630
Class S	46,978	372,139	117,981	919,426
Institutional Class	125,651	995,986	239,475	1,871,796
		$ 2,423,128		$ 5,167,019
Shares redeemed
Class A	(720,132)	$ (5,713,859)	(2,100,902)	$ (16,393,793)
Class C	(415,607)	(3,316,930)	(3,606,989)	(28,414,990)
Class R6	—	—	(3,773)	(28,819)
Class S	(471,385)	(3,739,197)	(1,658,377)	(12,960,316)
Institutional Class	(185,710)	(1,473,914)	(656,710)	(5,110,477)
		$ (14,243,900)		$ (62,908,395)
Net increase (decrease)
Class A	(157,482)	$ (1,247,639)	1,207,011	$ 9,551,331
Class C	(356,601)	(2,846,143)	(3,291,222)	(25,946,169)
Class R6	40	312	(3,692)	(28,189)
Class S	(312,852)	(2,481,993)	(914,085)	(7,109,821)
Institutional Class	87,838	696,697	1,492,065	11,700,342
		$ (5,878,766)		$ (11,832,506)
F.	Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, has caused significant uncertainty, market
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volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to low vaccination rates and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic, and the pandemic may result in the Fund and its service providers experiencing operational difficulties in coordinating a remote workforce and implementing their business continuity plans, among others. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.
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Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2021 to November 30, 2021).
The tables illustrate your Fund’s expenses in two ways:
—	Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.
—	Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.
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Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2021 (Unaudited)

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,008.10	$1,004.30	$1,010.60	$1,008.90	$1,010.60
Expenses Paid per $1,000*	$ 5.13	$ 8.89	$ 3.88	$ 4.38	$ 3.88
Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 6/1/21	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/21	$1,019.95	$1,016.19	$1,021.21	$1,020.71	$1,021.21
Expenses Paid per $1,000*	$ 5.17	$ 8.95	$ 3.90	$ 4.41	$ 3.90
*	Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.
Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Floating Rate Fund	1.02%	1.77%	.77%	.87%	.77%
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.
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Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Floating Rate Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2021.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—	The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—	The Board also received extensive information throughout the year regarding performance of the Fund.
—	The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—	In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA has managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018,
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approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2020, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2020.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds
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(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were equal to the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2020). The Board noted that, from 2011 through October 1, 2019, DIMA waived voluntarily a portion (0.05%) of the Fund’s management fee, and noted further that, effective October 1, 2019, in connection with the 2019 contract renewal process, DIMA agreed to reduce the Fund’s contractual management fee at each breakpoint by 0.10%. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2020, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not
52	|	DWS Floating Rate Fund

unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees
DWS Floating Rate Fund	|	53

may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.
54	|	DWS Floating Rate Fund

Account Management Resources
For More Information	The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
DWS Floating Rate Fund	|	55

Investment Management	DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor” ), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.
DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.
	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	DFRAX	DFRCX	DFRPX	DFRTX
CUSIP Number	25157W 602	25157W 701	25157W 883	25157W 800
Fund Number	443	743	2043	1443
For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337
24-hour access to your retirement plan account.
Web Site	dws.com
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Log in/register to manage retirement account assets at https://www.mykplan.com/participantsecure_net/login.aspx.
For More Information	(800) 728-3337
To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806
Class R6
Nasdaq Symbol	DFRRX
CUSIP Number	25157W 875
Fund Number	1643
56	|	DWS Floating Rate Fund

Privacy Statement
FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.
Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes —such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Floating Rate Fund	|	57

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards, secured files, and secured buildings.
How does DWS collect my personal information?	We collect your personal information, for example, when you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments
Why can’t I limit all sharing?	Federal law gives you the right to limit only
— sharing for affiliates’ everyday business purposes
— information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB” ) name, such as
DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.
California residents may go to https://fundsus.dws.com/us/en-us/legal-resources/privacy-policy.html to obtain additional information relating to their rights under California state law.
Rev. 12/2021
58	|	DWS Floating Rate Fund

Notes

DFRF-3
(R-025433-11 1/22)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Floating Rate Fund, a series of Deutsche DWS Portfolio Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/28/2022

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/28/2022